Share Capital - Authorized capital (Details) $ in Thousands	3 Months Ended
Sep. 30, 2023 CAD ($) shares
Share Capital
Number of common shares issued upon exercise of options (in shares) | shares	100,000
Amount received from exercise of stock options	$ 140
Amount transferred from contributed surplus to share capital	$ 126